Consolidated Statement of Changes in Equity - AUD ($)	Issued capital	Reserves	Accumulated Losses	Total
Balance as at beginning at Jun. 30, 2016	$ 45,633,354	$ 2,128,566	$ (42,821,357)	$ 4,940,563
Changes in equity [abstract]
Loss after income tax expense for the year			(6,804,154)	(6,804,154)
Other comprehensive income for the period		40,017		40,017
Total comprehensive loss for the period		40,017	(6,804,154)	(6,764,137)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		470,734		470,734
Lapse or exercise of share options	71,875	(168,900)	97,025
Shares issued, net of costs	7,927,766			7,927,766
Balance as at end at Jun. 30, 2017	53,632,995	2,470,417	(49,528,486)	6,574,926
Changes in equity [abstract]
Loss after income tax expense for the year			(3,010,929)	(3,010,929)
Other comprehensive income for the period		(79,599)		(79,599)
Total comprehensive loss for the period		(79,599)	(3,010,929)	(3,090,528)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		215,904		215,904
Shares issued, net of costs	4,739,048			4,739,048
Balance as at end at Jun. 30, 2018	58,372,043	2,606,722	(52,539,415)	8,439,350
Changes in equity [abstract]
Loss after income tax expense for the year			(4,632,743)	(4,632,743)
Other comprehensive income for the period		61,846		61,846
Total comprehensive loss for the period		61,846	(4,632,743)	(4,570,897)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		1,343,500		1,343,500
Shares issued, net of costs	2,139,183			2,139,183
Options/warrants exercised	100	(100)
Options/warrants forteited/lapsed		(311,635)	311,635
Balance as at end at Jun. 30, 2019	$ 60,511,326	$ 3,700,333	$ (56,860,523)	$ 7,351,136